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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516


                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer America Income Trust
              Schedule of Investments  9/30/04 (unaudited)

 Principal
   Amount                                                                     Value
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.9 %
  $1,658,892  Government National Mortgage Association, 6.00%, 11/15/32   $  1,723,715
   1,896,887  Government National Mortgage Association, 6.00%, 11/15/32      1,980,435
   1,465,199  Government National Mortgage Association, 6.00%, 12/15/32      1,527,170
     939,208  Government National Mortgage Association, 5.5%, 10/15/33         957,469
     608,557  Government National Mortgage Association, 6.00%, 12/15/32        634,562
     439,249  Government National Mortgage Association, 6.00%, 12/15/32        456,118
     979,336  Government National Mortgage Association, 6.00%, 02/15/33      1,016,851
      30,060  Government National Mortgage Association, 6.5%, 10/15/33          31,749
   1,337,143  Government National Mortgage Association, 6.00%, 02/15/33      1,388,364
     874,491  Government National Mortgage Association, 6.00%,  02/15/33       907,990
     553,774  Government National Mortgage Association, 6.0%, 03/15/33         574,987
     560,891  Government National Mortgage Association, 6.00%, 01/15/33        582,377
     548,380  Government National Mortgage Association, 6.0%, 04/15/33         569,387
     659,982  Government National Mortgage Association, 6.50%, 4/15/33         697,054
     960,591  Government National Mortgage Association, 4.50%, 08/15/33        932,910
     814,240  Government National Mortgage Association, 5.50%,  10/15/33       830,071
     982,471  Government National Mortgage Association, 6.0%, 3/15/2034      1,019,864
   1,987,218  Government National Mortgage Association, 4.50%, 6/15/2034     1,928,714
     501,092  Government National Mortgage Association, 6.50%,  02/15/32       529,224
     413,562  Government National Mortgage Association, 6.50%, 02/15/32        436,779
     167,975  Government National Mortgage Association, 6.50%, 02/15/32        177,405
     319,311  Government National Mortgage Association,  7.50%, 12/15/31       343,925
      27,052  Government National Mortgage Association, 6.50%, 10/15/31         28,575
     245,141  Government National Mortgage Association, 6.5%, 04/15/17         260,993
     151,426  Government National Mortgage Association, 6.5%, 01/15/32         159,927
     179,278  Government National Mortgage Association, 6.5%, 4/15/32          189,343
      75,929  Government National Mortgage Association, 7.5%, 11/15/32          81,774
     283,699  Government National Mortgage Association, 7.0%, 2/15/32          302,603
     283,900  Government National Mortgage Association, 6.0%, 10/15/32         294,802
      83,348  Government National Mortgage Association, 6.5%, 6/15/32           88,028
     667,496  Government National Mortgage Association, 7.0%, 3/15/32          711,974
   1,304,427  Government National Mortgage Association, 6.0%, 5/15/17        1,378,119
   1,992,049  Government National Mortgage Association, 5.5%, 7/15/19        2,077,462
     556,422  Government National Mortgage Association, 6.5%, 9/15/32          587,660
     257,623  Government National Mortgage Association, 6.50%, 2/15/32         272,086
   1,493,788  Government National Mortgage Association, 4.50%, 06/15/34      1,449,811
   1,409,013  Government National Mortgage Association, 6.00%, 12/15/32      1,478,503
     140,789  Government National Mortgage Association, 6.5%, 6/15/32          148,655
     173,596  Government National Mortgage Association, 7.5%, 1/15/32          186,962
     285,115  Government National Mortgage Association, 6.50%, 4/15/32         301,121
     179,391  Government National Mortgage Association, 6.5%, 5/15/32          189,462
     121,427  Government National Mortgage Association, 6.5%, 5/15/32          128,244
     182,079  Government National Mortgage Association, 6.5%, 6/15/17          193,853
     289,251  Government National Mortgage Association, 6.00%, 11/15/32        300,359
   1,207,913  Government National Mortgage Association, 6.00%, 3/15/33       1,254,185
     947,950  Government National Mortgage Association, 6.0%, 12/15/32         986,196
     233,985  Government National Mortgage Association, 6.0%, 12/15/32         242,971
     308,068  Government National Mortgage Association, 6.00%, 11/15/32        319,899
   1,176,763  Government National Mortgage Association, 6.0%, 9/15/32        1,221,954
     809,939  Government National Mortgage Association, 6.5%, 7/15/32          855,410
     800,213  Government National Mortgage Association, 6.0%, 10/15/32         830,943
   1,365,077  Government National Mortgage Association, 6.0%,  2/15/33       1,417,369
     516,380  Government National Mortgage Association, 6% 12/15/32            536,484
   2,004,667  Government National Mortgage Association, 6%, 1/15/33          2,101,577
     332,968  Government National Mortgage Association, 6.00%, 3/15/33         345,723
     530,399  Government National Mortgage Association, 6.0%,  10/15/32        550,768
   1,426,989  Government National Mortgage Association, 6.0% , 9/15/32       1,481,790
   1,960,895  Government National Mortgage Association, 6.0%, 10/15/32       2,036,199
     587,530  Government National Mortgage Association, 6.5% ,8/15/32          622,298
     124,038  Government National Mortgage Association II , 7.00%, 5/20/26     132,386
   4,621,596  Government National Mortgage Association II, 6.00%, 11/20/33   4,791,421
     907,165  Government National Mortgage Association II, 5.00%, 12/20/18     928,453
   4,627,377  Government National Mortgage Association II , 6.00%, 12/20/33  4,797,470
     964,541  Government National Mortgage Association II, 6.00%, 12/20/18   1,015,412
     947,155  Government National Mortgage Association II, 5.00%, 02/20/19     968,571
     737,766  Government National Mortgage Association II, 6.00%, 2/20/19      776,243
   3,311,995  Government National Mortgage Association II,  5.50%, 02/20/34  3,368,405
   6,216,625  Government National Mortgage Association II,  5.50%, 03/20/34  6,322,506
     881,338  Government National Mortgage Association II,  6.5%, 3/20/34      928,924
   1,977,032  Government National Mortgage Association II, 6.0%, 6/20/2034   2,049,193
   2,716,055  Government National Mortgage Association II,  5.5%, 7/20/2019  2,824,018
      86,790  Government National Mortgage Association II, 7.50%, 12/20/30      93,110
     175,751  Government National Mortgage Association II, 6.50%,6/20/31       185,316
     381,032  Government National Mortgage Association II, 6.0%, 10/20/31      395,291
     135,331  Government National Mortgage Association II, 7.00% 11/20/32      144,045
     409,768  Government National Mortgage Association II,6.00%, 7/20/17       431,637
     834,775  Government National Mortgage Association II, 6.50%, 10/20/32     880,071
   1,489,422  Government National Mortgage Association, 6.00% 01/20/33       1,544,152
   2,706,732  Government National Mortgage Association II, 6.0%, 03/20/33    2,806,193
     905,051  Government National Mortgage Association II, 6.5%, 10/20/33      954,188
   1,640,056  Government National Mortgage Association, 6.0%, 10/20/33       1,705,970
     210,138  Government National Mortgage Association, 6.0%, 2/15/33          218,188
     999,094  Government National Mortgage Association, 6.0%, 8/15/2034      1,037,119
   1,556,543  Government National Mortgage Association, 5.50%, 08/15/33      1,586,807
     580,568  Government National Mortgage Association, 6.0%, 5/15/33          602,808
   3,283,107  Government National Mortgage Association, 5.50%, 5/15/33       3,346,941
     312,594  Government National Mortgage Association I, 7.50% 08/15/23       334,893
     160,784  Government National Mortgage Association, 6.0%, 1/15/24          167,865
     209,886  Government National Mortgage Association, 6.50%, 7/15/32         221,669
     281,376  Government National Mortgage Association, 6.50%, 3/15/29         297,592
     615,834  Government National Mortgage Association, 6.50%, 2/15/28         651,708
   1,536,393  Government National Mortgage Association, 6.00%, 10/15/32      1,595,395
     203,538  Government National Mortgage Association, 6.50%, 8/15/28         215,395
     111,335  Government National Mortgage Association, 6.50%, 5/15/29         117,752
     145,839  Government National Mortgage Association, 7.00%, 7/15/29         155,669
     875,381  Government National Mortgage Association, 5.50% 01/15/29         895,080
     310,158  Government National Mortgage Association, 7.0%, 4/15/29          331,064
      65,633  Government National Mortgage Association, 7.5%, 08/15/29          70,735
      44,323  Government National Mortgage Association, 7.50%, 6/15/30          47,758
     310,166  Government National Mortgage Association I,  6.50%, 5/15/32      327,579
     250,823  Government National Mortgage Association, 7.5%, 11/15/30         270,263
     125,209  Government National Mortgage Association, 7.5%, 03/15/31         134,860
     514,067  Government National Mortgage Association, 6.5%, 2/15/32          542,928
     188,504  Government National Mortgage Association, 6.50%, 6/15/31         199,118
     613,996  Government National Mortgage Association, 6.5%, 7/15/31          648,567
   1,463,078  Government National Mortgage Association, 6.50%, 1/15/32       1,552,488
      92,343  Government National Mortgage Association, 6.50%, 5/15/32          97,527
     632,888  Government National Mortgage Association, 6.5%, 8/15/32          668,419
     269,147  Government National Mortgage Association, 6.50%, 6/15/32         284,271
   1,439,591  Government National Mortgage Association, 6.0%, 9/15/32        1,494,875
   1,270,322  Government National Mortgage Association, 6.0%, 10/15/32       1,326,068
   1,652,319  Government National Mortgage Association, 6.00%, 11/15/32      1,724,993
   1,395,891  Government National Mortgage Association, 6.00%,  12/15/32     1,457,286
   1,846,095  Government National Mortgage Association, 6.00%, 1/15/33       1,937,354
   1,611,429  Government National Mortgage Association, 6.00%, 04/15/33      1,681,329
     908,147  Government National Mortgage Association, 6.5%, 4/15/33          959,160
      79,867  Government National Mortgage Association, 7.00%, 11/15/31         85,209
   1,098,065  Government National Mortgage Association, 6.0%, DUE 10/15/32   1,140,234
     335,831  Government National Mortgage Association, 6.50%, 1/15/32         354,685
     264,651  Government National Mortgage Association, 6.50%, 1/15/32         279,509
     129,479  Government National Mortgage Association, 6.50%, 2/15/32         136,748
     115,667  Government National Mortgage Association, 6.50%, 6/15/31         122,180
   1,830,079  Government National Mortgage Association, 5.0%, 2/15/19        1,877,487
     327,233  Government National Mortgage Association, 7.00%, 4/15/32         349,038
      40,416  Government National Mortgage Association, 6.5%, 6/15/31           42,691
   1,310,954  Government National Mortgage Association, 6.5%, 4/15/32        1,384,552
   3,865,448  Government National Mortgage Association, 6.0%, 11/15/32       4,030,058
     911,206  Government National Mortgage Association, 6.50%, 5/15/32         962,362
      83,362  Government National Mortgage Association, 7.0%, 10/15/31          88,938
     367,528  Government National Mortgage Association I,  6.50%, 9/15/32      388,161
     453,110  Government National Mortgage Association, 6.5%, 12/15/31         478,623
     301,548  Government National Mortgage Association, 6.50%, 9/15/31         318,527
     121,864  Government National Mortgage Association, 6.5%, 6/15/28          128,989
     138,381  Government National Mortgage Association, 7.0%, 11/15/26         148,125
     735,814  Government National Mortgage Association, 6.5%, 03/15/28         778,997
   2,621,556  Government National Mortgage Association, 5.5%, 2/15/19        2,734,931
     877,581  Government National Mortgage Association, 6.00%, 1/15/33         911,407
   2,900,742  Government National Mortgage Association, 5.50%, 09/15/33      2,957,142
     353,695  Government National Mortgage Association,  5.50%,  6/15/18       368,968
   4,029,022  Government National Mortgage Association,  5.50%, 7/15/33      4,107,358
     735,715  Government National Mortgage Association, 6.00%, 9/15/33         763,899
     409,517  Government National Mortgage Association, 5.5%, 9/15/33          418,325
   1,456,180  Government National Mortgage Association, 6.00%, 11/15/33      1,511,962
     457,867  Government National Mortgage Association, 5.50%, 4/15/19         477,499
     620,757  Government National Mortgage Association, 5.50%, 4/15/31         633,317
     992,251  Government National Mortgage Association, 5.0%, 7/15/19        1,017,955
     990,748  Government National Mortgage Association, 5.5%, 7/15/19        1,033,228
     262,624  Government National Mortgage Association, 7.5%, 3/15/32          282,844
         918  Government National Mortgage Association, 10.00%, 11/15/18         1,031
      16,885  Government National Mortgage Association II, 9.00%, 9/20/21       18,995
      48,868  Government National Mortgage Association II, 9.00%, 3/20/22       54,981
      36,289  Government National Mortgage Association II 7% 12/20/08           38,398
       2,459  Government National Mortgage Association II, 10.00%, 1/20/06       2,589
     694,687  Government National Mortgage Association II, 6.50%, 8/20/28      734,011
      11,834  Government National Mortgage Association II, 9.00%, 4/20/22       13,315
     126,865  Government National Mortgage Association II, 9.00%, 11/20/24     142,592
         780  Government National Mortgage Association II, 8.00%, 5/20/25          852
       7,598  Government National Mortgage Association II, 8.00%, 3/20/30        8,254
      52,698  Government National Mortgage Association II, 7.50%, 06/20/30      56,536
     192,755  Government National Mortgage Association II, 7.0%, 1/20/31       205,166
      91,339  Government National Mortgage Association I, 7.0%, 3/20/31         97,220
     256,090  Government National Mortgage Association, 6.50%, 04/20/31        270,028
     118,869  Government National Mortgage Association II, 7.00%, 7/20/31      126,523
     110,676  Government National Mortgage Association, 8.50%, 7/15/24         122,227
     316,836  Government National Mortgage Association, 7.00%, 3/15/28         338,360
     286,586  Government National Mortgage Association, 7.00%, 2/15/28         306,054
     236,142  Government National Mortgage Association, 7.50%, 2/15/27         254,712
     234,123  Government National Mortgage Association, 6.50%, 4/15/28         247,761
     320,119  Government National Mortgage Association, 7.00%, 7/15/28         342,143
      34,536  Government National Mortgage Association, 7.50%, 8/15/29          37,221
     291,411  Government National Mortgage Association, 7.00%, 5/15/29         311,053
     143,693  Government National Mortgage Association, 7.0%, 06/15/29         153,379
     328,969  Government National Mortgage Association, 6.5%, 10/15/28         348,132
     963,493  Government National Mortgage Association, 6.5%, 3/15/32        1,017,585
      40,826  Government National Mortgage Association, 6.00%, 10/15/28         42,490
     358,354  Government National Mortgage Association, 6.50%, 4/15/28         379,305
     171,163  Government National Mortgage Association, 6.50%, 8/15/31         180,801
     619,294  Government National Mortgage Association, 7.50%, 9/15/29         667,435
     511,484  Government National Mortgage Association, 6.50% 03/15/29         540,963
     173,063  Government National Mortgage Association, 7.0%, 09/15/29         184,728
     312,703  Government National Mortgage Association, 7.00%, 11/15/29        333,781
     109,330  Government National Mortgage Association, 7.50%, 6/15/29         117,880
      13,045  Government National Mortgage Association, 7.5%, 9/15/30           14,056
      14,076  Government National Mortgage Association, 7.5%, 2/15/30           15,167
     160,274  Government National Mortgage Association, 7.0%, 02/15/31         170,994
     250,342  Government National Mortgage Association, 7.0%, 1/15/31          267,086
     250,130  Government National Mortgage Association I, 7.0%, 12/15/30       266,990
     109,924  Government National Mortgage Association, 7.0%, 6/15/31          117,276
     613,883  Government National Mortgage Association I,  7.0%, 12/15/30      655,262
     415,369  Government National Mortgage Association I,  6.50%, 11/15/31     438,756
     122,823  Government National Mortgage Association, 7.00%, 4/15/31         131,038
      51,108  Government National Mortgage Association, 7.50%, 2/15/31          55,047
     315,220  Government National Mortgage Association, 7.00%, 9/15/31         336,304
     486,398  Government National Mortgage Association, 7.00%, 10/15/16        518,896
      61,614  Government National Mortgage Association, 7%, 5/15/31             65,736
     246,360  Government National Mortgage Association, 6.50%, 6/15/31         260,231
     364,926  Government National Mortgage Association, 6.50%, 9/15/31         385,473
      12,852  Government National Mortgage Association, 9.00%, 10/15/16         14,443
       1,680  Government National Mortgage Association, 9.00%, 9/15/16           1,888
     113,981  Government National Mortgage Association, 10.00%, 1/15/19        128,242
       9,922  Government National Mortgage Association, 9.00%, 4/15/20          11,192
      58,333  Government National Mortgage Association, 10.00%, 3/15/20         65,690
     402,342  Government National Mortgage Association,  7.00%, 7/15/25        431,043
     811,404  Government National Mortgage Association, 7.00%, 9/15/24         869,286
      86,222  Government National Mortgage Association, 6.50%, 6/15/29          91,191
  10,270,000  U.S. Treasury Bonds, 7.25%, 5/15/16                           12,928,164
   1,950,000  US Treasury Notes 4.75%, 5/15/2014                             2,046,892
   5,525,000  U.S. Treasury Notes, 6.375%, 8/15/27                           6,598,275
   1,100,000  U.S. Treasury Notes, 6.25%, 2/15/07                            1,188,773
   2,000,000  U.S. Treasury Notes, 6.625%, 5/15/07                           2,193,046
  12,500,000  U.S. Treasury Notes, 6.50%, 2/15/10                           14,342,775
   4,700,000  US Treasury Note 4.625%, 5/15/06                               4,862,479
                                                                          $197,587,840
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost   $195,652,569)                                       $197,587,840

              TOTAL INVESTMENT IN SECURITIES - 97.1%
              (Cost   $195,652,569)                                       $197,587,840
              OTHER ASSETS AND LIABILITIES - 2.9%                         $  2,053,525
              TOTAL NET ASSETS - 100.0%                                   $199,641,365

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of  $196,777,831 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                   $3,551,783

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                    (2,741,774)

              Net unrealized gain                                         $ 810,009



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.